UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-04494
The Gabelli Asset Fund

(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: December 31
Date of reporting period: March 31, 2011
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.
The Gabelli Asset Fund
First Quarter Report — March 31, 2011
Morningstar® rated The Gabelli Asset Fund Class AAA Shares 5 stars overall and 5 stars for the three, five and ten year periods ended March 31, 2011 among 1,757, 1,757, 1,471, and 816 Large Blend funds, respectively.

Mario J. Gabelli, CFA	Kevin V. Dreyer	Christopher J. Marangi
To Our Shareholders,
     During the first quarter of 2011, The Gabelli Asset Fund’s (the “Fund”) (Class AAA) total return was 6.8% compared with the Standard & Poor’s (“S&P”) 500 Index of 5.9%.
     Enclosed is the portfolio of investments as of March 31, 2011.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

Morningstar Rating™ is based on risk-adjusted returns. The Overall Morningstar Rating is derived from a weighted average of the performance figures associated with a fund’s three, five, and ten year (if applicable) Morningstar Rating metrics. For funds with at least a three year history, a Morningstar Rating is based on a risk-adjusted return measure (including the effects of sales charges, loads, and redemption fees) placing more emphasis on downward variations and rewarding consistent performance. That accounts for variations in a fund’s monthly performance. The top 10% of funds in each category receive 5 stars, the next 22.5% 4 stars, the next 35% 3 stars, the next 22.5% 2 stars, and the bottom 10% 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Morningstar Rating is for the AAA Share class only; other classes may have different performance characteristics. Ratings reflect relative performance. Results for certain periods were negative. ©2010 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Comparative Results

Average Annual Returns through March 31, 2011 (a) (Unaudited)

							Since
							Inception
	Quarter	1 Year	5 Year	10 Year	20 Year	25 Year	(3/3/86)
Gabelli Asset Fund Class AAA	6.81%	22.86%	6.48%	7.47%	11.27%	12.40%	12.55%
S&P 500 Index	5.92	15.65	2.62	3.29	8.72	9.61	9.82	(e)
Dow Jones Industrial Average	7.07	16.49	4.85	4.74	10.05	10.84	11.09	(e)
Nasdaq Composite Index	5.05	17.19	4.44	4.96	9.15	8.34	8.49	(e)
Class A	6.82	22.87	6.47	7.47	11.27	12.40	12.55
With sales charge (b)	0.68	15.81	5.22	6.84	11.27	12.40	12.27
Class B	6.58	21.91	5.63	6.88	10.96	12.15	12.30
With contingent deferred sales charge (c)	1.58	16.91	5.31	6.88	10.96	12.15	12.30
Class C	6.61	21.94	5.69	6.89	10.97	12.15	12.31
With contingent deferred sales charge (d)	5.61	20.94	5.69	6.89	10.97	12.15	12.31
Class I	6.87	23.15	6.65	7.56	11.32	12.43	12.59
In the current prospectus dated April 29, 2011, the expense ratios for Class AAA, A, B, C, and I Shares are 1.38%, 1.38%, 2.13%, 2.13%, and 1.13%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A, B, and C Shares is 5.75%, 5.00%, and 1.00%, respectively.

(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Performance returns for periods of less than one year are not annualized. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. The S&P 500 Index, Dow Jones Industrial Average and the Nasdaq Composite Index are unmanaged indicators of stock market performance. Dividends are considered reinvested. You cannot invest directly in an index. The Class AAA Shares net asset value per share are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares, and Class C Shares on December 31, 2003 and Class I Shares on January 11, 2008. The actual performance of the Class B Shares and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)	Assuming payment of the maximum contingent deferred sales charge (CDSC). The maximum CDSC for Class B Shares is 5% and is reduced to 0% after six years.

(d)	Assuming payment of the 1% maximum CDSC imposed on redemptions made within one year of purchase.

(e)	S&P 500 Index, Dow Jones Industrial Average and Nasdaq Composite Index since inception performance are as of February 28, 1986.

The Gabelli Asset Fund
Schedule of Investments — March 31, 2011 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS — 98.0%
	Aerospace — 1.1%
5,000	Lockheed Martin Corp.	$402,000
12,000	Northrop Grumman Corp.	752,520
2,100,000	Rolls-Royce Group plc†	20,853,113
131,000	The Boeing Co.	9,684,830

		31,692,463

	Agriculture — 0.9%
490,000	Archer-Daniels-Midland Co.	17,644,900
92,058	Monsanto Co.	6,652,111
9,000	Potash Corp of Saskatchewan Inc.	530,370
29,000	The Mosaic Co.	2,283,750

		27,111,131

	Automotive — 1.3%
288,000	Ford Motor Co.†	4,294,080
409,000	Navistar International Corp.†	28,355,970
101,250	PACCAR Inc.	5,300,438
3,400	Volkswagen AG	521,839

		38,472,327

	Automotive: Parts and Accessories — 3.5%
191,000	BorgWarner Inc.†	15,220,790
230,000	CLARCOR Inc.	10,333,900
340,000	Dana Holding Corp.†	5,912,600
40,000	Federal-Mogul Corp.†	996,000
512,000	Genuine Parts Co.	27,463,680
394,000	Johnson Controls Inc.	16,378,580
174,000	Midas Inc.†	1,334,580
200,000	Modine Manufacturing Co.†	3,228,000
190,000	O’Reilly Automotive Inc.†	10,917,400
260,000	Standard Motor Products Inc.	3,595,800
143,000	Superior Industries International Inc.	3,666,520
50,000	Tenneco Inc.†	2,122,500

		101,170,350

	Aviation: Parts and Services — 2.3%
1,114,775	BBA Aviation plc	3,633,891
480,000	Curtiss-Wright Corp.	16,867,200
600,000	GenCorp Inc.†	3,588,000
110,000	Kaman Corp.	3,872,000
275,000	Precision Castparts Corp.	40,474,500

		68,435,591

	Broadcasting — 1.4%
324,500	CBS Corp., Cl. A, Voting	8,151,440
20,000	Cogeco Inc.	855,905
26,666	Corus Entertainment Inc., Cl. B, OTC	571,452
13,334	Corus Entertainment Inc., Cl. B, Toronto	284,147
106,000	Fisher Communications Inc.†	3,294,480
843	Granite Broadcasting Corp.† (a)	0
224,000	Liberty Media Corp. — Capital, Cl. A†	16,502,080
61,000	Liberty Media Corp. — Starz, Cl. A†	4,733,600
210,000	LIN TV Corp., Cl. A†	1,245,300
12,000	Naspers Ltd., Cl. N	645,676
400,000	Television Broadcasts Ltd.	2,350,052
160,000	Tokyo Broadcasting System Holdings Inc.	1,881,221

		40,515,353

	Business Services — 1.6%
28,000	ACCO Brands Corp.†	267,120
37,450	Ascent Media Corp., Cl. A†	1,829,432
171,000	Clear Channel Outdoor Holdings Inc., Cl. A†	2,488,050
190,000	Ecolab Inc.	9,693,800
15,000	Edenred†	452,687
20,000	Equinix Inc.†	1,822,000
61,000	Landauer Inc.	3,752,720
300,487	Live Nation Entertainment Inc.†	3,004,870
12,000	Macquarie Infrastructure Co. LLC†	286,320
27,000	MasterCard Inc., Cl. A	6,796,440
93,000	Monster Worldwide Inc.†	1,478,700
82,000	The Brink’s Co.	2,715,020
765,000	The Interpublic Group of Companies Inc.	9,616,050
18,000	Visa Inc., Cl. A	1,325,160

		45,528,369

	Cable and Satellite — 7.4%
1,880,000	Cablevision Systems Corp., Cl. A	65,066,800
188,000	Comcast Corp., Cl. A	4,647,360
182,000	Comcast Corp., Cl. A, Special	4,226,040
1,035,002	DIRECTV, Cl. A†	48,438,094
370,000	DISH Network Corp., Cl. A†	9,013,200
51,000	EchoStar Corp., Cl. A†	1,930,350
1,000	Jupiter Telecommunications Co. Ltd.	982,207
227,000	Liberty Global Inc., Cl. A†	9,400,070
225,000	Liberty Global Inc., Cl. C†	8,997,750
1,077,000	Rogers Communications Inc., Cl. B, New York	39,202,800
50,000	Rogers Communications Inc., Cl. B, Toronto	1,817,432
220,000	Scripps Networks Interactive Inc., Cl. A	11,019,800
150,000	Shaw Communications Inc., Cl. B, New York	3,160,500
120,000	Shaw Communications Inc., Cl. B, Non-Voting, Toronto	2,529,964
58,000	Time Warner Cable Inc.	4,137,720

		214,570,087

See accompanying notes to schedule of investments.

The Gabelli Asset Fund
Schedule of Investments (Continued) — March 31, 2011 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Closed-End Funds — 0.0%
79,920	Royce Value Trust Inc.	$1,229,969

	Communications Equipment — 1.2%
520,000	Corning Inc.	10,727,600
413,000	Thomas & Betts Corp.†	24,561,110

		35,288,710

	Computer Hardware — 0.0%
3,000	International Business Machines Corp.	489,210
5,000	Wincor Nixdorf AG	404,821

		894,031

	Computer Software and Services — 1.1%
100,001	AOL Inc.†	1,953,020
220,000	Diebold Inc.	7,801,200
44,000	eBay Inc.†	1,365,760
98,250	Fidelity National Information Services Inc.	3,211,793
25,000	Internap Network Services Corp.†	164,250
3,000	NaviSite Inc.†	16,470
80,000	NCR Corp.†	1,507,200
112,000	Rockwell Automation Inc.	10,600,800
350,000	Yahoo! Inc.†	5,827,500

		32,447,993

	Consumer Products — 4.9%
49,000	Alberto-Culver Co.	1,826,230
35,000	Altria Group Inc.	911,050
82,000	Avon Products Inc.	2,217,280
11,000	Christian Dior SA	1,548,468
220,000	Church & Dwight Co. Inc.	17,454,800
25,000	Clorox Co.	1,751,750
350,000	Eastman Kodak Co.†	1,130,500
322,500	Energizer Holdings Inc.†	22,949,100
171,000	Fortune Brands Inc.	10,583,190
3,400	Givaudan SA†	3,418,508
35,000	Harley-Davidson Inc.	1,487,150
73,000	Kimberly-Clark Corp.	4,764,710
20,000	Mattel Inc.	498,600
21,500	National Presto Industries Inc.	2,422,620
25,000	Philip Morris International Inc.	1,640,750
50,000	Reckitt Benckiser Group plc	2,568,339
125,000	Sally Beauty Holdings Inc.†	1,751,250
50,000	Svenska Cellulosa AB, Cl. B	804,829
1,080,000	Swedish Match AB	35,915,018
10,000	Syratech Corp.†	254
1,500	The Estee Lauder Companies Inc., Cl. A	144,540
435,000	The Procter & Gamble Co.	26,796,000
35,000	Wolverine World Wide Inc.	1,304,800

		143,889,736

	Consumer Services — 1.1%
170,000	IAC/InterActiveCorp.†	5,251,300
430,000	Liberty Media Corp. — Interactive, Cl. A†	6,897,200
962,000	Rollins Inc.	19,528,600
11,000	TiVo Inc.†	96,360

		31,773,460

	Diversified Industrial — 6.0%
13,000	Acuity Brands Inc.	760,370
5,000	Anixter International Inc.	349,450
75,403	Contax Participacoes SA, ADR	212,636
400,000	Cooper Industries plc	25,960,000
428,100	Crane Co.	20,732,883
99,000	Gardner Denver Inc.	7,724,970
120,000	Greif Inc., Cl. A	7,849,200
265,043	Greif Inc., Cl. B	16,326,649
435,000	Honeywell International Inc.	25,973,850
25,000	Ingersoll-Rand plc	1,207,750
604,000	ITT Corp.	36,270,200
95,000	Jardine Strategic Holdings Ltd.	2,536,500
239,000	Katy Industries Inc.†	136,230
310,000	Magnetek Inc.†	682,000
240,000	Myers Industries Inc.	2,383,200
52,000	Pentair Inc.	1,965,080
110,033	Smiths Group plc	2,289,412
30,000	Sulzer AG	4,520,414
160,000	Textron Inc.	4,382,400
110,000	Trinity Industries Inc.	4,033,700
179,000	Tyco International Ltd.	8,013,830
4,000	Waters Corp.†	347,600

		174,658,324

	Electronics — 1.2%
45,000	Chemring Group plc	499,190
98,000	Intel Corp.	1,976,660
8,500	Kyocera Corp., ADR	857,225
375,000	LSI Corp.†	2,550,000
1,500	Mettler-Toledo International Inc.†	258,000
24,000	Molex Inc., Cl. A	496,560
32,000	Samsung Electronics Co. Ltd., GDR (b)(c)	13,635,200
50,000	Sony Corp., ADR	1,591,500
77,000	TE Connectivity Ltd.	2,681,140
303,000	Texas Instruments Inc.	10,471,680

		35,017,155

	Energy and Utilities — 8.5%
11,000	Anadarko Petroleum Corp.	901,120
208,000	BP plc, ADR	9,181,120
29,000	CH Energy Group Inc.	1,465,660
324,000	Chevron Corp.	34,807,320
340,000	ConocoPhillips	27,152,400
See accompanying notes to schedule of investments.

The Gabelli Asset Fund
Schedule of Investments (Continued) — March 31, 2011 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Energy and Utilities (Continued)
232,000	CONSOL Energy Inc.	$12,442,160
25,000	Constellation Energy Group Inc.	778,250
122,000	Devon Energy Corp.	11,195,940
9,000	Diamond Offshore Drilling Inc.	699,300
25,000	DPL Inc.	685,250
90,000	Duke Energy Corp.	1,633,500
20,000	Edison International	731,800
480,000	El Paso Corp.	8,640,000
240,000	El Paso Electric Co.†	7,296,000
95,000	EOG Resources Inc.	11,258,450
319,000	Exxon Mobil Corp.	26,837,470
70,000	FirstEnergy Corp.	2,596,300
130,000	GenOn Energy Inc., Escrow† (a)	0
90,000	Great Plains Energy Inc.	1,801,800
205,000	Halliburton Co.	10,217,200
232,000	National Fuel Gas Co.	17,168,000
29,000	NextEra Energy Inc.	1,598,480
160,000	Northeast Utilities	5,536,000
25,000	NSTAR	1,156,750
12,000	Occidental Petroleum Corp.	1,253,880
45,000	Oceaneering International Inc.†	4,025,250
47,000	Petroleo Brasileiro SA, ADR	1,900,210
100,000	Progress Energy Inc., CVO†	14,500
235,000	Rowan Companies Inc.†	10,382,300
48,000	Royal Dutch Shell plc, Cl. A, ADR	3,497,280
129,100	SJW Corp.	2,988,665
255,000	Southwest Gas Corp.	9,937,350
245,000	Spectra Energy Corp.	6,659,100
50,000	Talisman Energy Inc.	1,235,000
100,000	The AES Corp.†	1,300,000
53,000	Transocean Ltd.†	4,131,350
200,000	Weatherford International Ltd.†	4,520,000

		247,625,155

	Entertainment — 4.1%
8,010	Chestnut Hill Ventures† (a)	364,856
270,000	Discovery Communications Inc., Cl. A†	10,773,000
265,000	Discovery Communications Inc., Cl. C†	9,330,650
39,000	DreamWorks Animation SKG Inc., Cl. A†	1,089,270
752,000	Grupo Televisa SA, ADR†	18,446,560
512,500	Madison Square Garden Inc., Cl. A†	13,832,375
1,600	Nintendo Co. Ltd.	432,219
80,000	Rank Group plc	191,735
20,000	Regal Entertainment Group, Cl. A	270,000
560,001	Time Warner Inc.	19,992,036
515,000	Viacom Inc., Cl. A	27,444,350
15,000	Viacom Inc., Cl. B	697,800
560,000	Vivendi	15,991,610
38,000	World Wrestling Entertainment Inc., Cl. A	477,660

		119,334,121

	Environmental Services — 1.2%
557,000	Republic Services Inc.	16,732,280
500,000	Waste Management Inc.	18,670,000

		35,402,280

	Equipment and Supplies — 7.3%
963,500	AMETEK Inc.	42,268,745
6,000	Amphenol Corp., Cl. A	326,340
100,000	CIRCOR International Inc.	4,702,000
144,000	Crown Holdings Inc.†	5,555,520
175,000	CTS Corp.	1,890,000
8,000	Danaher Corp.	415,200
390,000	Donaldson Co. Inc.	23,903,100
239,000	Flowserve Corp.	30,783,200
190,000	Gerber Scientific Inc.†	1,778,400
235,000	GrafTech International Ltd.†	4,848,050
762,000	IDEX Corp.	33,261,300
151,000	Interpump Group SpA†	1,280,767
389,000	Lufkin Industries Inc.	36,359,830
70,000	Met-Pro Corp.	833,000
20,000	Sealed Air Corp.	533,200
2,000	SL Industries Inc.†	36,620
100,000	Tenaris SA, ADR	4,946,000
100,000	The Manitowoc Co. Inc.	2,188,000
100,000	The Weir Group plc	2,776,886
29,000	Valmont Industries Inc.	3,026,730
320,000	Watts Water Technologies Inc., Cl. A	12,220,800

		213,933,688

	Financial Services — 7.2%
16,014	Alleghany Corp.†	5,300,314
75,000	AllianceBernstein Holding LP	1,635,000
683,000	American Express Co.	30,871,600
7,000	Ameriprise Financial Inc.	427,560
32,000	Argo Group International Holdings Ltd.	1,057,280
118,000	Artio Global Investors Inc.	1,906,880
115,000	Bank of America Corp.	1,532,950
211	Berkshire Hathaway Inc., Cl. A†	26,438,300
71,000	BKF Capital Group Inc.†	76,680
20,000	Calamos Asset Management Inc., Cl. A	331,800
400,000	Citigroup Inc.†	1,768,000
76,000	Commerzbank AG, ADR†	594,320
204,500	Deutsche Bank AG	12,079,815
27,000	Fortress Investment Group LLC, Cl. A†	153,360
30,000	GAM Holding AG†	569,951
125,000	H&R Block Inc.	2,092,500
24,000	HSBC Holdings plc, ADR	1,243,200
50,000	Interactive Brokers Group Inc., Cl. A	794,500
450,000	Janus Capital Group Inc.	5,611,500
262,000	JPMorgan Chase & Co.	12,078,200
56,000	Kinnevik Investment AB, Cl. A	1,304,203
65,000	Kinnevik Investment AB, Cl. B	1,514,837
See accompanying notes to schedule of investments.

The Gabelli Asset Fund
Schedule of Investments (Continued) — March 31, 2011 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
75,000	KKR & Co. LP	$1,230,750
330,000	Legg Mason Inc.	11,909,700
75,000	Leucadia National Corp.	2,815,500
62,000	Loews Corp.	2,671,580
48,800	M&T Bank Corp.	4,317,336
150,000	Marsh & McLennan Companies Inc.	4,471,500
150,000	NewAlliance Bancshares Inc.	2,226,000
70,000	Northern Trust Corp.	3,552,500
113,000	PNC Financial Services Group Inc.	7,117,870
500,000	Popular Inc.†	1,455,000
44,000	Royal Bank of Canada	2,726,680
139,200	State Street Corp.	6,255,648
20,000	SunTrust Banks Inc.	576,800
50,000	T. Rowe Price Group Inc.	3,321,000
526,000	The Bank of New York Mellon Corp.	15,711,620
49,000	The Blackstone Group LP	876,120
11,000	The Goldman Sachs Group Inc.	1,743,170
5,000	The Travelers Companies Inc.	297,400
70,866	Tree.com Inc.†	418,109
19,000	Unitrin Inc.	586,720
8,500	Value Line Inc.	125,800
180,000	Waddell & Reed Financial Inc., Cl. A	7,309,800
646,000	Wells Fargo & Co.	20,478,200

		211,577,553

	Food and Beverage — 10.6%
345,000	Brown-Forman Corp., Cl. A	23,411,700
85,000	Brown-Forman Corp., Cl. B	5,805,500
80,000	Campbell Soup Co.	2,648,800
400,000	China Mengniu Dairy Co. Ltd.	1,059,323
80,000	Coca-Cola Enterprises Inc.	2,184,000
16,500	Coca-Cola Hellenic Bottling Co. SA, ADR	447,645
210,000	Constellation Brands Inc., Cl. A†	4,258,800
225,000	Corn Products International Inc.	11,659,500
323,000	Danone	21,100,146
585,000	Davide Campari — Milano SpA	3,957,924
130,000	Dean Foods Co.†	1,300,000
331,000	Diageo plc, ADR	25,228,820
2,000	Diamond Foods Inc.	111,600
190,000	Dr Pepper Snapple Group Inc.	7,060,400
70,000	Farmer Brothers Co.	848,400
275,000	Flowers Foods Inc.	7,488,250
70,000	Fomento Economico Mexicano SAB de CV, ADR	4,109,000
589,000	General Mills Inc.	21,527,950
52,000	Green Mountain Coffee Roasters Inc.†	3,359,720
800,000	Grupo Bimbo SAB de CV, Cl. A	6,782,995
72,000	H.J. Heinz Co.	3,515,040
95,000	Heineken NV	5,190,790
200,000	ITO EN Ltd.	3,484,011
50,000	Kellogg Co.	2,699,000
82,000	Kerry Group plc, Cl. A	3,056,319
450,000	Kikkoman Corp.	4,241,404
285,229	Kraft Foods Inc., Cl. A	8,944,781
32,000	LVMH Moet Hennessy Louis Vuitton SA	5,065,616
15,000	MEIJI Holdings Co. Ltd.	603,210
245,000	Morinaga Milk Industry Co. Ltd.	874,790
93,000	Nestlé SA	5,330,920
200,000	NISSIN FOODS HOLDINGS CO. LTD.	7,049,772
200,000	Parmalat SpA	670,049
24,000	Peet’s Coffee & Tea Inc.†	1,154,160
239,274	PepsiCo Inc.	15,411,639
94,000	Pernod-Ricard SA	8,778,946
146,000	Ralcorp Holdings Inc.†	9,990,780
86,430	Remy Cointreau SA	6,509,014
978,016	Sara Lee Corp.	17,281,543
326,000	The Coca-Cola Co.	21,630,100
32,000	The Hain Celestial Group Inc.†	1,032,960
42,000	The Hershey Co.	2,282,700
20,000	The J.M. Smucker Co.	1,427,800
400,000	Tingyi (Cayman Islands) Holding Corp.	978,074
164,800	Tootsie Roll Industries Inc.	4,673,728
165,000	Tyson Foods Inc., Cl. A	3,166,350
440,000	YAKULT HONSHA Co. Ltd.	11,245,973

		310,639,942

	Health Care — 3.8%
40,000	Abbott Laboratories	1,962,000
15,000	Alere Inc.†	587,100
50,000	Allergan Inc.	3,551,000
44,000	Amgen Inc.†	2,351,800
70,000	AngioDynamics Inc.†	1,058,400
10,000	ArthroCare Corp.†	333,400
75,000	Baxter International Inc.	4,032,750
151,000	Beckman Coulter Inc.	12,543,570
41,000	Becton, Dickinson and Co.	3,264,420
200	Bio-Rad Laboratories Inc., Cl. A†	24,028
51,000	Biogen Idec Inc.†	3,742,890
220,000	Boston Scientific Corp.†	1,581,800
212,000	Bristol-Myers Squibb Co.	5,603,160
10,000	Cephalon Inc.†	757,800
18,000	Cepheid Inc.†	504,360
67,000	Chemed Corp.	4,462,870
32,000	CONMED Corp.†	840,960
50,000	Covidien plc	2,597,000
10,000	DENTSPLY International Inc.	369,900
55,000	Eli Lilly & Co.	1,934,350
44,000	Exactech Inc.†	772,200
80,000	Genzyme Corp.†	6,092,000
38,000	Henry Schein Inc.†	2,666,460
See accompanying notes to schedule of investments.

The Gabelli Asset Fund
Schedule of Investments (Continued) — March 31, 2011 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Health Care (Continued)
147,000	Johnson & Johnson	$8,709,750
16,000	Laboratory Corp. of America Holdings†	1,474,080
80,000	Life Technologies Corp.†	4,193,600
98,000	Mead Johnson Nutrition Co.	5,677,140
65,000	Medco Health Solutions Inc.†	3,650,400
100,000	Merck & Co. Inc.	3,301,000
11,000	Nobel Biocare Holding AG†	228,024
125,000	Pain Therapeutics Inc.†	1,195,000
70,000	Patterson Companies Inc.	2,253,300
175,000	Pfizer Inc.	3,554,250
25,000	Quidel Corp.†	299,000
15,000	Roche Holding AG, ADR	539,250
2,000	Stryker Corp.	121,600
2,000	Techne Corp.	143,200
430,000	Tenet Healthcare Corp.†	3,203,500
50,000	UnitedHealth Group Inc.	2,260,000
88,000	Watson Pharmaceuticals Inc.†	4,928,880
34,000	William Demant Holding A/S†	2,944,271
30,000	Wright Medical Group Inc.†	510,300
3,000	Young Innovations Inc.	94,200
13,000	Zimmer Holdings Inc.†	786,890

		111,701,853

	Hotels and Gaming — 2.0%
15,000	Accor SA	673,982
24,000	Churchill Downs Inc.	996,000
350,000	Gaylord Entertainment Co.†	12,138,000
450,000	Genting Singapore plc†	731,852
10,000	Home Inns & Hotels Management Inc., ADR†	395,700
14,422	Host Hotels & Resorts Inc.	253,971
20,000	Hyatt Hotels Corp., Cl. A†	860,800
147,000	International Game Technology	2,385,810
60,000	Interval Leisure Group Inc.†	981,000
2,600,000	Ladbrokes plc	5,526,500
124,000	Las Vegas Sands Corp.†	5,235,280
4,200,000	Mandarin Oriental International Ltd.	8,778,000
135,000	MGM Resorts International†	1,775,250
55,000	Orient-Express Hotels Ltd., Cl. A†	680,350
110,000	Pinnacle Entertainment Inc.†	1,498,200
98,000	Starwood Hotels & Resorts Worldwide Inc.	5,695,760
1,800,000	The Hongkong & Shanghai Hotels Ltd.	3,299,844
187,000	Universal Entertainment Corp.†	5,487,701
18,000	Wyndham Worldwide Corp.	572,580
15,000	Wynn Resorts Ltd.	1,908,750

		59,875,330

	Machinery — 4.2%
160,000	Bucyrus International Inc.	14,632,000
135,000	Caterpillar Inc.	15,032,250
400,000	CNH Global NV†	19,420,000
745,500	Deere & Co.	72,231,495
22,000	Mueller Water Products Inc., Cl. A	98,560
22,000	Zebra Technologies Corp., Cl. A†	863,280

		122,277,585

	Manufactured Housing and Recreational Vehicles — 0.1%
185,000	All American Group Inc.†	42,180
32,000	Cavco Industries Inc.†	1,445,120
32,000	Nobility Homes Inc.†	294,400
77,500	Skyline Corp.	1,553,875

		3,335,575

	Metals and Mining — 2.4%
5,000	Agnico-Eagle Mines Ltd.	331,750
220,000	Alcoa Inc.	3,883,000
365,000	Barrick Gold Corp.	18,947,150
178,000	Freeport-McMoRan Copper & Gold Inc.	9,887,900
105,000	Ivanhoe Mines Ltd.†	2,883,300
8,000	James River Coal Co.†	193,360
50,000	Kinross Gold Corp.	787,500
52,000	New Hope Corp. Ltd.	267,856
550,000	Newmont Mining Corp.	30,019,000
25,000	Peabody Energy Corp.	1,799,000

		68,999,816

	Publishing — 2.4%
37,000	Belo Corp., Cl. A†	325,970
550,000	Il Sole 24 Ore SpA†	1,028,882
433,000	Media General Inc., Cl. A†	2,979,040
70,000	Meredith Corp.	2,374,400
3,160,000	News Corp., Cl. A	55,489,600
22,000	News Corp., Cl. B	409,640
155,000	The E.W. Scripps Co., Cl. A†	1,534,500
170,000	The McGraw-Hill Companies Inc.	6,698,000
27,000	The New York Times Co., Cl. A†	255,690

		71,095,722

	Real Estate — 0.4%
11,000	Brookfield Asset Management Inc., Cl. A	357,060
103,000	Griffin Land & Nurseries Inc.	3,314,540
36,000	ProLogis	575,280
250,000	The St. Joe Co.†	6,267,500

		10,514,380

See accompanying notes to schedule of investments.

The Gabelli Asset Fund
Schedule of Investments (Continued) — March 31, 2011 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Retail — 2.3%
110,000	Aaron’s Inc.†	$2,789,600
250,000	AutoNation Inc.†	8,842,500
13,000	AutoZone Inc.†	3,556,280
260,000	Coldwater Creek Inc.†	686,400
125,000	Costco Wholesale Corp.	9,165,000
377,000	CVS Caremark Corp.	12,938,640
102,000	HSN Inc.†	3,267,060
900,000	Lianhua Supermarket Holdings Ltd., Cl. H	3,575,216
200,000	Macy’s Inc.	4,852,000
90,000	Safeway Inc.	2,118,600
20,000	The Cheesecake Factory Inc.†	601,800
51,000	The Home Depot Inc.	1,890,060
74,000	The Kroger Co.	1,773,780
50,000	Wal-Mart Stores Inc.	2,602,500
70,000	Walgreen Co.	2,809,800
60,000	Whole Foods Market Inc.	3,954,000
136,000	Winn-Dixie Stores Inc.†	971,040

		66,394,276

	Specialty Chemicals — 1.7%
22,500	Airgas Inc.	1,494,450
17,000	Ashland Inc.	981,920
10,172	Chemtura Corp.†	174,958
510,000	Ferro Corp.†	8,460,900
110,000	General Chemical Group Inc.†	1,375
136,000	H.B. Fuller Co.	2,921,280
145,000	International Flavors & Fragrances Inc.	9,033,500
40,000	Material Sciences Corp.†	288,400
2,000	NewMarket Corp.	316,440
590,000	Omnova Solutions Inc.†	4,643,300
297,000	Sensient Technologies Corp.	10,644,480
65,000	The Lubrizol Corp.	8,707,400
70,000	Zep Inc.	1,218,700

		48,887,103

	Telecommunications — 3.2%
7,000	AboveNet Inc.	454,020
145,000	AT&T Inc.	4,437,000
23,000	Brasil Telecom SA, ADR	621,230
14,000	Brasil Telecom SA, Cl. C, ADR	150,360
24,000	CenturyLink Inc.	997,200
1,170,000	Cincinnati Bell Inc.†	3,135,600
385,000	Deutsche Telekom AG, ADR	5,936,700
27,000	France Telecom SA, ADR	607,770
36,000	Hellenic Telecommunications Organization SA	402,029
11,000	Hellenic Telecommunications Organization SA, ADR	60,170
14,000	Loral Space & Communications Inc.†	1,085,700
107,000	NII Holdings Inc.†	4,458,690
235,000	Portugal Telecom SGPS SA	2,712,281
120,000	Qwest Communications International Inc.†	819,600
10,000	SAVVIS Inc.†	370,900
745,000	Sprint Nextel Corp.†	3,456,800
75,403	Tele Norte Leste Participacoes SA, ADR	1,321,815
3,100,000	Telecom Italia SpA	4,766,730
200,000	Telecom Italia SpA, ADR	3,076,000
279,000	Telefonica SA, ADR	7,036,380
40,000	Telefonos de Mexico SAB de CV, Cl. L, ADR	730,400
585,000	Telephone & Data Systems Inc.	19,714,500
500,000	Telephone & Data Systems Inc., Special	14,760,000
82,000	tw telecom inc.†	1,574,400
232,000	Verizon Communications Inc.	8,941,280
40,000	VimpelCom Ltd., ADR	564,800

		92,192,355

	Transportation — 0.6%
375,000	AMR Corp.†	2,422,500
330,000	GATX Corp.	12,757,800
2,000	Huntington Ingalls Industries Inc.†	83,000
4,000	Kansas City Southern†	217,800
39,100	Providence and Worcester Railroad Co.	653,948

		16,135,048

	Wireless Communications — 1.0%
91,000	America Movil SAB de CV, Cl. L, ADR	5,287,100
54,000	Millicom International Cellular SA	5,193,180
2,700	NTT DoCoMo Inc.	4,745,612
13,001	Tim Participacoes SA, ADR	567,494
185,000	United States Cellular Corp.†	9,525,650
47 Vivo	Participacoes SA	1,886
30,000	Vivo Participacoes SA, ADR	1,211,400
79,075	Vodafone Group plc, ADR	2,273,406

		28,805,728

	TOTAL COMMON STOCKS	2,861,422,559

	WARRANTS — 0.0%
	Automotive: Parts and Accessories — 0.0%
14,727	Federal-Mogul Corp., expire 12/27/14†	5,891

	Broadcasting — 0.0%
2,109	Granite Broadcasting Corp., Ser. A, expire 06/04/12† (a)	0
2,109	Granite Broadcasting Corp., Ser. B, expire 06/04/12† (a)	0

		0

See accompanying notes to schedule of investments.

The Gabelli Asset Fund
Schedule of Investments (Continued) — March 31, 2011 (Unaudited)

		Market
Shares		Value
	WARRANTS (Continued)
	Hotels and Gaming — 0.0%
200,000	Indian Hotels Co. Ltd, expire 06/16/14† (b)	$374,800

	TOTAL WARRANTS	380,691

Principal
Amount
	CONVERTIBLE CORPORATE BONDS — 0.0%
	Automotive: Parts and Accessories — 0.0%
$1,000,000	Standard Motor Products Inc., Sub. Deb. Cv., 15.000%, 04/15/11 (a)	1,021,500

	CORPORATE BONDS — 0.0%
	Specialty Chemicals — 0.0%
200,000	Chemtura Corp., Escrow, Zero Coupon, 11/17/20† (a)	0

	U.S. GOVERNMENT OBLIGATIONS — 2.0%
58,341,000	U.S. Treasury Bills, 0.118% to 0.200%††, 04/28/11 to 09/22/11	58,324,215

	TOTAL INVESTMENTS — 100.0% (Cost $1,455,754,690)	$2,921,148,965

	Aggregate tax cost	$1,471,901,663

	Gross unrealized appreciation	$1,511,178,566
	Gross unrealized depreciation	(61,931,264)

	Net unrealized appreciation/depreciation	$1,449,247,302

(a)	Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At March 31, 2011, the market value of fair valued securities amounted to $1,386,356 or 0.05% of total investments.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, the market value of Rule 144A securities amounted to $14,010,000 or 0.48% of total investments.

(c)	Illiquid security.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt

CVO	Contingent Value Obligation

GDR	Global Depositary Receipt
See accompanying notes to schedule of investments.

The Gabelli Asset Fund
Notes to Schedule of Investments (Unaudited)
The Fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Gabelli Asset Fund
Notes to Schedule of Investments (Continued) (Unaudited)
The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2011 is as follows:

	Valuation Inputs
	Level 1	Level 2 Other Significant	Level 3 Significant	Total Market Value
	Quoted Prices	Observable Inputs	Unobservable Inputs	at 3/31/11
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Broadcasting	$40,515,353	—	$0	$40,515,353
Consumer Products	143,889,482	$254	—	143,889,736
Energy and Utilities	247,625,155	—	0	247,625,155
Entertainment	118,969,265	—	364,856	119,334,121
Other Industries (a)	2,310,058,194	—	—	2,310,058,194

Total Common Stocks	2,861,057,449	254	364,856	2,861,422,559

Warrants:
Automotive: Parts and Accessories	5,891	—	—	5,891
Broadcasting	—	—	0	0
Hotels and Gaming	—	374,800	—	374,800

Total Warrants	5,891	374,800	0	380,691

Convertible Corporate Bonds	—	1,021,500	—	1,021,500
Corporate Bonds	—	—	0	0
U.S. Government Obligations	—	58,324,215	—	58,324,215

TOTAL INVESTMENTS IN SECURITIES — ASSETS	$2,861,063,340	$59,720,769	$364,856	$2,921,148,965

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.
The Fund did not have significant transfers between Level 1 and Level 2 during the period ended March 31, 2011.

The Gabelli Asset Fund
Notes to Schedule of Investments (Continued) (Unaudited)
The following table reconciles Level 3 investments for which significant unobservable inputs were used to determine fair value:

										Net change
										in unrealized
										appreciation/
										depreciation
										during the
										period on
				Change in						Level 3
	Balance	Accrued	Realized	unrealized			Transfers	Transfers	Balance	investments
	as of	discounts/	gain/	appreciation/			into	out of	as of	held at
	12/31/10	(premiums)	(loss)	depreciation	Purchases	Sales	Level 3†	Level 3†	3/31/11	3/31/11

INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Broadcasting	$0	$—	$—	$—	$—	$—	$—	$—	$0	$—
Energy and Utilities	0	—	—	—	—	—	—	—	0	—
Entertainment	364,856	—	—	—	—	—	—	—	364,856	—

Total Common Stocks	364,856	—	—	—	—	—	—	—	364,856	—

Warrants:
Broadcasting	0	—	—	—	—	—	—	—	0	—
Energy and Utilities	79	—	(149,058)	148,979	—	(0)	—	—	—	—
Total Warrants	79	—	(149,058)	148,979	—	(0)	—	—	0	—
Corporate Bonds	0	—	—	—	—	—	—	—	0	—

TOTAL INVESTMENTS IN SECURITIES	$364,935	$—	$(149,058)	$148,979	$—	$(0)	$—	$—	$364,856	$—

†	The Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the beginning of the reporting period.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/loss on investments.
Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.
Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

The Gabelli Asset Fund
Notes to Schedule of Investments (Continued) (Unaudited)
Restricted and Illiquid Securities. The Fund may invest up to 10% of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted and illiquid securities the Fund held as of March 31, 2011, refer to the Schedule of Investments.
Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.
The Fund’s derivative contracts held at March 31, 2011, if any, are not accounted for as hedging instruments under GAAP.
     Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short-term interest rates and the returns on the Fund’s portfolio securities at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. During the period ended March 31, 2011, the Fund held no investments in equity contract for difference swap agreements.

The Gabelli Asset Fund
Notes to Schedule of Investments (Continued) (Unaudited)
     Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. During the period ended March 31, 2011, the Fund held no investments in forward foreign exchange contracts.
Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

Gabelli/GAMCO Funds and Your Personal Privacy
Who are we?
The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.
What kind of non-public information do we collect about you if you become a Fund shareholder?
If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:
•	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.
•	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services—like a transfer agent—we will also have information about the transactions that you conduct through them.
What information do we disclose and to whom do we disclose it?
We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.
What do we do to protect your personal information?
We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

The Gabelli Asset Fund
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Net Asset Value per share available daily by calling
800-GABELLI after 7:00 P.M.
Board of Trustees

Mario J. Gabelli, CFA	Anthony R. Pustorino
Chairman and Chief	Certified Public Accountant,
Executive Officer	Professor Emeritus
GAMCO Investors, Inc.	Pace University

Anthony J. Colavita	Werner J. Roeder, MD
President	Medical Director
Anthony J. Colavita, P.C.	Lawrence Hospital

James P. Conn	Anthonie C. van Ekris
Former Chief Investment Officer	Chairman
Financial Security Assurance	BALMAC International, Inc.
Holdings Ltd.
Salvatore J. Zizza
John D. Gabelli	Chairman
Senior Vice President	Zizza & Co., Ltd.
Gabelli & Company, Inc.
Kuni Nakamura
President
Advanced Polymer, Inc.
Officers

Bruce N. Alpert	Peter D. Goldstein
President and Secretary	Chief Compliance Officer

Agnes Mullady
Treasurer
Distributor
Gabelli & Company, Inc.

Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company

Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
This report is submitted for the general information of the shareholders of The Gabelli Asset Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
GAB405Q111SR
The Gabelli Asset Fund
Morningstar® rated The Gabelli Asset Fund Class AAA Shares 5 stars overall and 5 stars for the three, five and ten year periods ended March 31, 2011 among 1,757, 1,757, 1,471, and 816 Large Blend funds, respectively.
FIRST QUARTER REPORT MARCH 31, 2011

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) The Gabelli Asset Fund

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer
Date 5/31/11
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer

Date 5/31/11

By (Signature and Title)*	/s/ Agnes Mullady Agnes Mullady, Principal Financial Officer and Treasurer

Date 5/31/11

*	Print the name and title of each signing officer under his or her signature.